Contract Assets, Net	12 Months Ended
Sep. 30, 2024
Contract Assets, Net [Abstract]
CONTRACT ASSETS, NET

NOTE 4. CONTRACT ASSETS, NET

Contract assets, net consisted of the following:

	As of September 30,
	2023	2024
	HK$	HK$
Contract assets	3,494,443	7,193,947
Less: allowance for credit loss	(307,040)	(750,000)
	3,187,403	6,443,947

The Group recorded provision for allowance for credit loss of contract assets of nil, HK$307,040, and HK$60,000 for the years ended September 30, 2022, 2023, and 2024, respectively.

Movement of provision for allowance for credit loss of contract assets is as follows:

	For the Years Ended September 30,
	2023	2024
	HK$	HK$
Balance at beginning of the year	—	307,040
Retrospective adjustment upon adoption of ASC 326	—	382,960
Provision for the year	307,040	60,000
Balance at end of the year	307,040	750,000